RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of receivables from related party, current

	As of December 31,
	2011	2012
Gummy Inc., subsidiary of Oak Pacific Holdings (“OPH”)	$19	$20
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., (“Hu Lian”) subsidiary of OPH	78	126
Sinoway International Education Group Limited, (“Sinoway”) equity method investment of OPH	476	—
Softbank Payment Service Corporation (“SBPS”), an affiliate of SB Pan Pacific Corporation	—	112
Total	$573	$258

Schedule of amount due to related parties
	As of December 31,
	2011	2012

Hu Lian, subsidiary of OPH	$51	$—
Mapbar, equity investee of the Company	—	77
Total	$51	$77

Schedule of receivables from related party, current and noncurrent

	Years ended December 31,
	2010	2011	2012

Cash collected through SBPS, an affiliate of SB Pan Pacific Corporation	$—	$—	$1,116
Advertising service provided to Sinoway, equity method investment of OPH	—	689	—
Back office service provided to Hu Lian, subsidiary of OPH	—	341	270
Third party payment collection service provided to Beijing Wang Lu Technology Co., Ltd., subsidiary of OPH		47	—
Third party payment collection service provided to Gummy Inc., subsidiary of OPH	—	44	1
Total	$—	$1,121	$1,387

Schedule of receivables to related party, current and noncurrent

	Years ended December 31,
	2010	2011	2012

Location-based service provided by Mapbar Technology Limited	$—	$76	$304
Internet service provided by Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	—	51	—
Total	$—	$127	$304